Overview (Tables)	12 Months Ended
Dec. 31, 2024
Overview [Abstract]
Schedule of Subsidiary

The details of its subsidiary are as follows:

Name of subsidiary (Country of incorporation		Percentage of effective ownership held by the Company December 31,
and principal place of business)	Principal activities	2022	2023	2024
JAN Financial Press Limited (“JAN Financial”) (Hong Kong)	Provision of financial printing services	100%	100%	100%